N-2	Feb. 14, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001495825
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	GUGGENHEIM TAXABLE MUNICIPAL BOND & INVESTMENT GRADE DEBT TRUST
Guggenheim Strategic Opportunities Fund [Member]
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Shares, Outstanding	212,043,120
Guggenheim Active Allocation Fund [Member]
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM ACTIVE ALLOCATION FUND
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Shares, Outstanding	32,980,083
Guggenheim Taxable Municipal Bonds And Investment Grade Debt Trust [Member]
Cover [Abstract]
Entity Registrant Name	GUGGENHEIM TAXABLE MUNICIPAL BOND & INVESTMENT GRADE DEBT TRUST
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Shares, Outstanding	27,609,062